SUPPLEMENTARY CASH FLOW INFORMATION (Narrative) (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of supplementary cash flow information [abstract]
Release of restricted cash	$ 12,500	$ 0	$ 12,500